Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 2,138	$ 1,339
Allowance for sales return	365	324
Inventory reserve	1,918	1,925
Foreign currency translation	24	47
Property and equipment	(343)	(483)
Investment tax credits	3,251	4,512
Net operating loss carryforwards	18,654	16,754
Others	2,158	1,013
Valuation allowance	(21,807)	(20,816)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 6,358	$ 4,615